Significant Accounting Policies and Practices - Schedule of Previously Issued Consolidated Financial Statements (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
As Reported [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Non-Controlling Interest	$ 2,387,592	$ 8,987,919	$ 5,541,786	$ (10,383,110)	$ (25,599,833)
Total Stockholders’ (Deficit)			9,048,046
Adjustment [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Non-Controlling Interest			378
Total Stockholders’ (Deficit)
As Revised [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Non-Controlling Interest			5,542,164
Total Stockholders’ (Deficit)			9,048,046
Vocal, Inc. Preferred stock, $0.001 par value [Member] | As Reported [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Stock in Subsidiaries			178
Vocal, Inc. Preferred stock, $0.001 par value [Member] | Adjustment [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Stock in Subsidiaries			(178)
Vocal, Inc. Preferred stock, $0.001 par value [Member] | As Revised [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Stock in Subsidiaries
OG Collection, Inc. Preferred stock, $0.001 par value [Member] | As Reported [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Stock in Subsidiaries			200
OG Collection, Inc. Preferred stock, $0.001 par value [Member] | Adjustment [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Stock in Subsidiaries			(200)
OG Collection, Inc. Preferred stock, $0.001 par value [Member] | As Revised [Member]
Schedule of Previously Issued Consolidated Financial Statements [Line Items]
Stock in Subsidiaries